Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling and Marketing Expense [Abstract]
Salaries and social welfare	$ 761,774	$ 1,765,019	$ 805,048
Travelling expenses	34,244	170,931	150,648
Service fee	12,369	41,437	84,445
Advertising & promotion	19,811	56,259	76,592
Entertainment fee	4,848	42,656	35,438
Office expense		1,960	7,302
Others	2,224	4,567	10,905
Total Selling expenses	$ 835,270	$ 2,082,829	$ 1,170,378